INTANGIBLE ASSET	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
INTANGIBLE ASSET
NOTE 6 - INTANGIBLE ASSET

Intangible asset is software development cost incurred by company, it will be amortized on a straight line basis over the estimated useful life of 5 years as follow:

March 31, 2021
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Useful Life (Years)

Intangible assets:
Software development	$57,143	$(15,418)	$41,725	5
Foreign currency translation adjustment	-	-	4,057
Intangible assets, net	$57,143	$(3,266)	$45,782

Amortization expense for intangible assets was $3,084 for the three months period ended March 31, 2021.

Expected future intangible asset amortization as of March 31, 2021 was as follows:

Fiscal years:
Remaining 2021	$12,327
2022	12,326
2023	12,326
Thereafter	8,802

Intangible asset is software development cost incurred by company, it will be amortized on a straight line basis over the estimated useful life of 5 years as follow:

December 31, 2020
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Useful Life (Years)

Intangible assets:
Software development	$57,143	$(11,696)	$45,447	5
Foreign currency translation adjustment	-	-	3,582
Intangible assets, net	$57,143	$(11,696)	$49,029

Amortization expense for intangible assets was $11,696 for the year ended December 31, 2020.

Expected future intangible asset amortization as of December 31, 2020 was as follows:

Fiscal years:
Remaining 2020	$49,029
2021	36,772
2022	24,515
2023	12,257